RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged by/to Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Golden Opus Inc. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 482	$ 266
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	1,796	3,765
Ship Finance International Limited
Related Party Transaction [Line Items]
Amounts due to related parties	13,990	12,055
Amounts due from related parties	370	404
Seateam
Related Party Transaction [Line Items]
Amounts due to related parties	1,407	954
Seatankers Management Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	1,945	700
Amounts due from related parties	478	474
CCL
Related Party Transaction [Line Items]
Amounts due to related parties	20	35
Pool Revenues	2,794	330
United Freight Carriers LLC
Related Party Transaction [Line Items]
Amounts due from related parties	$ 0	$ 150